Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) Term_loan	Dec. 31, 2014 USD ($)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Debt Instrument [Line Items]
Long-term Debt	$ 7,145,034	$ 6,736,498
Euro-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Number of debt instruments | Term_loan	2
Reference rate on variable rate of the debt instrument	EURIBOR
Long-term Debt	$ 255,316	$ 284,993	€ 229.2	€ 235.6
Debt instrument spread on variable rate	0.60%	2.25%
Debt instrument collateral, description	Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.
Euro-denominated Term Loans due through 2023 [Member] | One-month EURIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	(0.06%)	0.02%	(0.06%)	0.02%